Disposition	3 Months Ended
Mar. 31, 2014
Disposition [Abstract]
DISPOSITION
NOTE 13 — DISPOSITION

On December 16, 2013, DanDrit Denmark sold its dormant Singapore subsidiary, DanDrit Corporation PTE, LTD, for $1 and the accompanying financial statements of the Company include the $1 proceeds and gain on sale of the former subsidiary.